COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

        Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2015 were as follows:

Year Ending December 31:	$
2016	10,163
2017	6,952
2018	6,066
2019	5,425
2020	4,987
Thereafter	112,073

Total	145,666

Schedule of future minimum obligation using market prices under all supply agreements

        The following is a schedule, by year, of future minimum obligation, using market prices as of December 31, 2015, under all supply agreements as of December 31, 2015:

Year Ending December 31:	$
2016	428,252
2017	529,585
2018	522,283

Total	1,480,120